Equity Incentive Plans - Schedule of Weighted Average Assumptions Used to Estimate Grant Date Fair Value of Stock Options (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected option life (in years)	6 years 2 months 12 days
Expected volatility	72.00%
Risk-free interest rate	0.50%
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected option life (in years)		5 years
Expected volatility, minimum		67.00%
Risk-free interest rate, minimum		0.40%
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected option life (in years)		6 years 1 month 6 days
Expected volatility, maximum		72.00%
Risk-free interest rate, maximum		1.40%